Related Party Balances and Transactions - Schedule of Major Transactions with Related Parties (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Jiamei [Member] | Sales [Member]
Major Transactions With Related Parties [Line Items]
Major transactions with related parties	$ 40,028	$ 313,901	$ 617,952
Mrs. Cheng [Member] | Rental expenses [Member]
Major Transactions With Related Parties [Line Items]
Major transactions with related parties	239,862	1,881,000	1,664,855
Mr. Cheng [Member] | Commission paid [Member]
Major Transactions With Related Parties [Line Items]
Major transactions with related parties	13,347	104,666	141,666
Mrs. Cheng [Member] | Commission paid [Member]
Major Transactions With Related Parties [Line Items]
Major transactions with related parties	$ 41.161	$ 322,787	$ 696,462